Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
– derivatives	$ 219,269	$ 229,714
Total assets	2,975,003	3,038,677	$ 3,041,476
Deferred tax	1,186	1,238
Total liabilities	2,784,589	2,846,067
Total equity	190,414	192,610	$ 191,651	$ 185,197
Total equity and liabilities	2,975,003	3,038,677
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	134,607	130,866
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	114,727	109,363
– derivatives	180	274
– financial investments – at amortised cost	5,837	7,347
– financial assets at fair value through other comprehensive income	8,638	9,557
– other financial assets	5,225	4,325
Insurance contract assets	124	226
Reinsurance contract assets	4,595	4,871
Other assets and investment properties	5,061	4,617
Total assets	144,387	140,580
Liabilities under investment contracts designated at fair value	5,109	5,103
Insurance contract liabilities	124,687	120,350
Reinsurance contract liabilities	696	819
Deferred tax	13	4
Other liabilities	6,351	6,573
Total liabilities	136,856	132,849
Total equity	7,531	7,731
Total equity and liabilities	144,387	140,580
Insurance manufacturing subsidiaries | Business in Argentina
Disclosure of financial assets [line items]
Other assets and investment properties	450
Other liabilities	359
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Life direct participating and investment DPF contracts
Disclosure of financial assets [line items]
Financial assets	118,296	113,605
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	105,665	100,427
– derivatives	170	258
– financial investments – at amortised cost	571	1,351
– financial assets at fair value through other comprehensive income	8,000	8,859
– other financial assets	3,890	2,710
Insurance contract assets	13	13
Reinsurance contract assets	0	0
Other assets and investment properties	2,680	2,782
Total assets	120,989	116,400
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	120,558	116,389
Reinsurance contract liabilities	0	0
Deferred tax	0	0
Other liabilities	0	0
Total liabilities	120,558	116,389
Total equity	0	0
Total equity and liabilities	120,558	116,389
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Life other
Disclosure of financial assets [line items]
Financial assets	4,074	3,753
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,862	3,593
– derivatives	6	10
– financial investments – at amortised cost	67	67
– financial assets at fair value through other comprehensive income	0	0
– other financial assets	139	83
Insurance contract assets	111	213
Reinsurance contract assets	4,595	4,871
Other assets and investment properties	277	164
Total assets	9,057	9,001
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	4,129	3,961
Reinsurance contract liabilities	696	819
Deferred tax	12	1
Other liabilities	0	0
Total liabilities	4,837	4,781
Total equity	0	0
Total equity and liabilities	4,837	4,781
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Other contracts
Disclosure of financial assets [line items]
Financial assets	5,379	5,812
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,990	4,177
– derivatives	0	0
– financial investments – at amortised cost	1,093	1,157
– financial assets at fair value through other comprehensive income	6	5
– other financial assets	290	473
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	249	35
Total assets	5,628	5,847
Liabilities under investment contracts designated at fair value	5,109	5,103
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax	0	0
Other liabilities	0	0
Total liabilities	5,109	5,103
Total equity	0	0
Total equity and liabilities	5,109	5,103
Shareholder assets and liabilities | Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	6,858	7,696
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,210	1,166
– derivatives	4	6
– financial investments – at amortised cost	4,106	4,772
– financial assets at fair value through other comprehensive income	632	693
– other financial assets	906	1,059
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	1,855	1,636
Total assets	8,713	9,332
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax	1	3
Other liabilities	6,351	6,573
Total liabilities	6,352	6,576
Total equity	7,531	7,731
Total equity and liabilities	$ 13,883	$ 14,307